LIABILITIES AND DEBT - Convertible Promissory Note (Details) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 29, 2022	Feb. 28, 2023	Jan. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES AND DEBT
Unamortized debt discount							$ (1,378,200)
Amortization of debt discount					$ 689,100
Loss on extinguishment of debt					$ (689,100)
Percentage of increase in face value					120.00%
Percentage of annual interest rate					20.00%
Repayments of debt							7,437,349	$ 2,006,628
Exercise price of warrants					$ 3.80
Debt Instrument, Unamortized Discount							1,378,200
Outstanding principal amount converted						$ 888,930
Number of shares of common stock issued				750	1,277,140
Value of shares issued					$ 5,000,003
Issuance of convertible notes payable							6,951,250	8,433,650
Securities purchase agreement
LIABILITIES AND DEBT
Aggregate principal amount	$ 4,000,000
Original issue discount	800,000
Net proceeds	3,000,000
Promissory note
LIABILITIES AND DEBT
Number of shares of common stock issued			110,000
Value of shares issued			$ 322,300
Promissory note
LIABILITIES AND DEBT
Principal					100,000		4,100,000	9,565,000	$ 100,000
Unamortized debt discount							(1,378,200)	(3,963,386)
Convertible Note Payable, Net					100,000		2,721,800	5,601,614	$ 100,000
Amortization of debt discount					689,100	$ 1,058,583	6,506,384	801,538
Loss on extinguishment of debt					689,100
Debt Instrument, Unamortized Discount							1,378,200	3,963,386
Number of shares of common stock issued upon conversion of debt						8,739
Outstanding principal amount converted						$ 888,930
Repayments of notes | Promissory note
LIABILITIES AND DEBT
Repayments of notes					(4,000,000)		(4,943,750)
PPP Loan
LIABILITIES AND DEBT
Aggregate principal amount								$ 203,994
December Notes
LIABILITIES AND DEBT
Principal							4,000,000
Unamortized debt discount							(1,278,200)
Debt Instrument, Unamortized Discount							$ 1,278,200
Number of shares of common stock issued							60,000
December Notes | Securities purchase agreement
LIABILITIES AND DEBT
Unamortized debt discount					(1,378,200)
Amortization of debt discount					689,100
Loss on extinguishment of debt					$ 689,100
Aggregate principal amount	4,000,000
Original issue discount	800,000
Net proceeds	$ 3,000,000
Repayments of debt		$ 4,000,000
Number of warrants issued to purchase common stock					469,480		469,480
Exercise price of warrants					$ 4.26		$ 4.26
Debt discount for the fair value of the warrants					$ 428,200		$ 428,200
Debt Instrument, Unamortized Discount					$ 1,378,200
Number of shares of common stock issued					60,000		60,000